Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 27, 2012
Aberdeen Global Small Cap Fund (Prospectus Summary): | Aberdeen Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Small Cap Fund
Supplement Text	ck0001413594_SupplementTextBlock	ABERDEEN FUNDS Aberdeen Global Small Cap Fund (the "Fund") Supplement to the Fund's Statutory Prospectus dated February 27, 2012, as supplemented to date
Investment Strategy, Heading	rr_StrategyHeading	The following information replaces the first two sentences in the second paragraph in the section entitled, "Summary — Aberdeen Global Small Cap Fund — Principal Strategies" on page 97 of the Fund's statutory prospectus:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI World Small Cap Index at the time of purchase. As of September 25, 2012, the MSCI World Small Cap Index included companies with market capitalizations between $23.6 million and $6.0 billion.

Supplement Closing	ck0001413594_SupplementClosingTextBlock	Please keep this Supplement for future reference. This Supplement is dated September 27, 2012.